Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 9,070	$ 14,884
Compensation payable	14,417	12,596
Other liabilities	5,306	3,559
Taxes payable	1,084	388
Trade and other payables	$ 29,877	$ 31,427